Stock-based Compensation - Summary of the Company's Warrants Activity (Detail) - NFL Warrants [Member] - shares		12 Months Ended
	Jun. 06, 2025	Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants, Beginning Balance		18,500,000
Number of Warrants, Issued	9,500,000	9,500,000
Number of Warrants, Exercised		(8,500,000)
Number of Warrants, Ending Balance		19,500,000